Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

As an emerging growth company, we recognize the critical importance of cybersecurity in safeguarding our assets, maintaining the trust of our customers, and ensuring the integrity of our operations. We face various cybersecurity risks and threats, including but not limited to unauthorized access, data breaches, malware attacks, and phishing attempts. These risks are inherent in the use of technology and the internet for conducting business.

We have implemented a comprehensive cybersecurity program designed to mitigate these risks and protect our systems and data. This program includes:

1.	Risk Assessment: Regular assessments of cybersecurity risks and vulnerabilities to identify potential threats and areas for improvement.
2.	Security Controls: Implementation of technical controls such as firewalls, intrusion detection systems, encryption, and multi-factor authentication to secure our networks and data.
3.	Employee Training: Ongoing training and awareness programs for employees to educate them about cybersecurity best practices and the importance of data protection.
4.	Incident Response Plan: Development and maintenance of an incident response plan to quickly detect, respond to, and recover from cybersecurity incidents.
5.	Third-Party Oversight: Monitoring and evaluating the cybersecurity practices of third-party vendors and service providers with access to our systems or data.
6.	Third-Party Consulting: Engaging external experts to enhance our cyber security program. Their insights and recommendations drive ongoing enhancements to ensure our defenses remain robust against evolving threats.

Despite our efforts, we cannot guarantee that our cybersecurity measures will prevent all incidents or breaches. Cyber threats are constantly evolving, and determined attackers may find ways to circumvent even the most robust security measures.

In the event of a significant cybersecurity incident that poses a material impact on our business, financial condition, or reputation, we will promptly disclose relevant information in accordance with our disclosure obligations. We may also notify affected individuals, regulatory authorities, and other stakeholders as required by law or industry standards.

Our commitment to cybersecurity extends to our ongoing efforts to enhance and adapt our security measures in response to emerging threats and regulatory developments. We remain vigilant in monitoring the cybersecurity landscape and implementing proactive measures to protect our stakeholders and assets.

Impact of Cybersecurity Threats on Strategy and Operations

To date, we have not experienced any cybersecurity threats or incidents that have materially affected our business strategy, results of operations, or financial condition. However, we acknowledge that cybersecurity threats continue to evolve in complexity and scale. A significant cybersecurity breach, particularly one affecting our mining operations, custodial infrastructure, or key digital assets, could materially disrupt our operations or harm our financial performance. We continue to assess cybersecurity risks as part of our strategic and operational planning processes.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented a comprehensive cybersecurity program designed to mitigate these risks and protect our systems and data. This program includes:

1.	Risk Assessment: Regular assessments of cybersecurity risks and vulnerabilities to identify potential threats and areas for improvement.
2.	Security Controls: Implementation of technical controls such as firewalls, intrusion detection systems, encryption, and multi-factor authentication to secure our networks and data.
3.	Employee Training: Ongoing training and awareness programs for employees to educate them about cybersecurity best practices and the importance of data protection.
4.	Incident Response Plan: Development and maintenance of an incident response plan to quickly detect, respond to, and recover from cybersecurity incidents.
5.	Third-Party Oversight: Monitoring and evaluating the cybersecurity practices of third-party vendors and service providers with access to our systems or data.
6.	Third-Party Consulting: Engaging external experts to enhance our cyber security program. Their insights and recommendations drive ongoing enhancements to ensure our defenses remain robust against evolving threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors oversees cybersecurity risk as part of its general risk oversight responsibilities. Management provides updates to the board of directors regarding cybersecurity matters, including any material incidents or significant developments.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management provides updates to the board of directors regarding cybersecurity matters, including any material incidents or significant developments.
Cybersecurity Risk Role of Management [Text Block]

Day-to-day responsibility for assessing and managing cybersecurity risks rests with senior members of our technology and compliance teams, who have relevant experience in information security and risk management.

Cybersecurity risk is incorporated into the Company’s broader risk management framework and is considered alongside other operational and strategic risks
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Day-to-day responsibility for assessing and managing cybersecurity risks rests with senior members of our technology and compliance teams
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Day-to-day responsibility for assessing and managing cybersecurity risks rests with senior members of our technology and compliance teams, who have relevant experience in information security and risk management.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

We have implemented a comprehensive cybersecurity program designed to mitigate these risks and protect our systems and data. This program includes:

1.	Risk Assessment: Regular assessments of cybersecurity risks and vulnerabilities to identify potential threats and areas for improvement.
2.	Security Controls: Implementation of technical controls such as firewalls, intrusion detection systems, encryption, and multi-factor authentication to secure our networks and data.
3.	Employee Training: Ongoing training and awareness programs for employees to educate them about cybersecurity best practices and the importance of data protection.
4.	Incident Response Plan: Development and maintenance of an incident response plan to quickly detect, respond to, and recover from cybersecurity incidents.
5.	Third-Party Oversight: Monitoring and evaluating the cybersecurity practices of third-party vendors and service providers with access to our systems or data.
6.	Third-Party Consulting: Engaging external experts to enhance our cyber security program. Their insights and recommendations drive ongoing enhancements to ensure our defenses remain robust against evolving threats.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true